Share-based Payment Expense - Summary of Share-based Payment Expense, Continuing Operations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense	[1]	€ 74	€ 65	€ 58
Performance Share Plans and Restricted Share Plan expense [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		71	62	55
Share option expense [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based payment expense		€ 3	€ 3	€ 3

[1]	The total share-based payment expense including discontinued operations amounted to €77 million (2018: €67 million; 2017: €65 million).